THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO

Class I Shares	(Ticker: SEPIX)

Supplement dated October 1, 2013 to the Class I Shares Prospectus

Dated December 31, 2012 (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  ENERGY & BASIC MATERIALS PORTFOLIO” beginning on page 57 of the Prospectus.  All references to James Carroll under the sub-heading “Adviser” located on page 62 are deleted.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO

Class A Shares	(Ticker: SBMBX)

Supplement dated October 1, 2013 to the Class A Shares Prospectus

 Dated December 31, 2012 (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  ENERGY & BASIC MATERIALS PORTFOLIO” beginning on page 62 of the Prospectus.  All references to James Carroll under the sub-heading “Adviser” beginning on page 67 are deleted.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO

Class C Shares	(Ticker: SEPCX)

Supplement dated October 1, 2013 to the Class C Shares Prospectus

Dated December 31, 2012 (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  ENERGY & BASIC MATERIALS PORTFOLIO” beginning on page 65 of the Prospectus.  All references to James Carroll under the sub-heading “Adviser” located on page 70 are deleted.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO

Supplement dated October 1, 2013 to the Statement of Additional Information

Dated December 31, 2012 (the “SAI”)

All references to James Carroll in the SAI are deleted as Mr. Carroll no longer serves as co-portfolio manager of the Energy & Basic Materials Portfolio.

Please retain this supplement for future reference.